Non- Marketable Investment - Additional Information (Detail) $ in Thousands		12 Months Ended
	Mar. 27, 2015	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)
Percentage of issued capital	45.00%
Long-term investment		¥ 175,680,000	¥ 166,760,000	$ 25,552	$ 200,000,000
Impairment loss		0	0
Million Cube [Member]
Acquired Interest Percentage	40.00%
Paragon [Sub-Member]
Acquired Interest Percentage	18.00%
Impairment loss		¥ 0	¥ 0